Note 3 - Revenue From Contracts With Customers 2 (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Amount		$ 631,660
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period (Month)		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Amount	$ 838,335
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period (Month)	12 months